Financial Liabilities - Interest-Bearing Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 84,933	€ 81,097
Drawndown	1,760	1,707	€ 839
Repayments of loans, borrowings and promissory notes	1,123	1,465	€ 3,077
Telefónica, S.A.
Disclosure of detailed information about borrowings [line items]
Outstanding balance	32,704
Telefónica, S.A. | Sustainable Syndicated due Jan 13, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	5,500
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	0
Telefónica, S.A. | Bilateral Loan Due July 31, 2034
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	150
Drawndown	150
Repayments of loans, borrowings and promissory notes	0
Telefónica, S.A. | Bilateral Loan Due October 31, 2031
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	140
Drawndown	140
Repayments of loans, borrowings and promissory notes	0
Telefónica, S.A. | Bilateral Loan Due December 16, 2031
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	100
Drawndown	100
Repayments of loans, borrowings and promissory notes	0
Bluevia Fibra S.L.U. | Syndicated Loan Due December 20, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	360
Outstanding balance	325	250
Drawndown	75
Repayments of loans, borrowings and promissory notes	0
Contractual limit amount credit facility	360
Telxius Telecom, S.A. | Syndicated Loan Due December 04, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	145
Outstanding balance	100	€ 100
Drawndown	0
Repayments of loans, borrowings and promissory notes	0
Contractual limit amount credit facility	€ 145